OPERATING SEGMENT INFORMATION - Non current Assets per segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current
FIXED ASSETS, NET	R$ 32,370,392	R$ 27,965,837	R$ 26,812,925	R$ 29,546,644
Intangible	649,650	749,762	761,739	935,151
TOTAL NON-CURRENT ASSETS	134,364,795	135,616,632
Reportable Segment
Non-current
FIXED ASSETS, NET	32,370,392	26,915,420	25,704,810
Intangible	649,651	672,097	655,490
TOTAL NON-CURRENT ASSETS	33,020,043	27,587,517	26,360,300
Administration
Non-current
FIXED ASSETS, NET	1,468,494	1,697,310	1,848,030	1,774,080
Intangible	564,732	402,739	419,776
TOTAL NON-CURRENT ASSETS	2,033,226	2,100,049	2,267,806
Generation
Non-current
FIXED ASSETS, NET	30,901,898	25,218,110	23,856,780
Intangible	68,990	185,521	151,876
TOTAL NON-CURRENT ASSETS	30,970,888	25,403,631	24,008,656
Transmission
Non-current
Intangible	15,929	83,837	83,838
TOTAL NON-CURRENT ASSETS	R$ 15,929	83,837	83,838
Distribution
Non-current
FIXED ASSETS, NET		R$ 1,050,417	R$ 1,108,115	R$ 1,165,812